Credit risk (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009 item
Credit risk
Cash balances exceeded by balance insured by FDIC	54,700,000
Maximum
Credit risk
Cash balances insured by FDIC	250,000
Total revenues | Customers
Credit risk
Number of major customers	3	3	3
Total revenues | Customers | Customer one
Credit risk
Concentration risk (as a percent)	36.10%	33.10%	35.80%
Total revenues | Customers | Customer two
Credit risk
Concentration risk (as a percent)	16.20%	19.00%	13.70%
Total revenues | Customers | Customer three
Credit risk
Concentration risk (as a percent)	12.90%	14.50%	11.70%
Oil and natural gas sales accounts receivable | Customers
Credit risk
Number of major customers	3	3	2
Oil and natural gas sales accounts receivable | Credit risk | Customer one
Credit risk
Concentration risk (as a percent)	31.60%	41.30%	42.70%
Oil and natural gas sales accounts receivable | Credit risk | Customer two
Credit risk
Concentration risk (as a percent)	13.90%	16.20%	16.90%
Oil and natural gas sales accounts receivable | Credit risk | Customer three
Credit risk
Concentration risk (as a percent)	15.90%	14.00%
Oil and natural gas sales accounts receivable | Credit risk | Customer four
Credit risk
Concentration risk (as a percent)	11.00%
Joint operations accounts receivable | Credit risk
Credit risk
Number of major partners	3	2
Joint operations accounts receivable | Credit risk | Partner one
Credit risk
Concentration risk (as a percent)	30.40%	76.50%
Joint operations accounts receivable | Credit risk | Partner two
Credit risk
Concentration risk (as a percent)	17.40%	11.40%
Joint operations accounts receivable | Credit risk | Partner three
Credit risk
Concentration risk (as a percent)	16.10%